Regulatory Capital	12 Months Ended
Oct. 31, 2024
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 31: REGULATORY CAPITAL
The Bank manages its capital in accordance

with guidelines established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market,
and operational risks. The Bank has various

capital policies, procedures,

and controls which it utilizes to achieve its

goals and objectives. The Bank is designated
as a domestic systemically important bank

(D-SIB) and a global systemically important

bank (G-SIB).
The Bank’s capital management objectives are:
●

To maintain an adequate level of capital based on the Bank’s risk profile as determined by:
–

the Bank’s Risk Appetite Statement;
–

capital requirements defined by relevant

regulatory authorities; and
–

the Bank’s internal assessment of capital requirements,

including stress test analysis, consistent

with the Bank’s risk profile and risk tolerance levels.
●

Manage capital levels, in order to:
–

insulate the Bank from unexpected loss events;
–

maintain stakeholder confidence in the Bank;
–

establish that the Bank has adequate capital

under a severe but plausible stress event;

and

–

support and facilitate business growth and/or

strategic deployment consistent with the

Bank’s strategy and risk appetite.
●

To have the most economic weighted-average cost of capital achievable, while preserving the appropriate mix of

capital elements to meet targeted
capitalization levels.
●

To support strong external debt ratings, in order to manage the Bank’s overall cost of funds and to maintain access to required

funding (in the event of
unexpected loss or business growth).
●

To maintain a robust capital planning process and framework to support capital funding decisions such as issuances, redemptions

and distributions which in
turn support the Bank’s capital adequacy.
These objectives are applied in a manner

consistent with the Bank’s overall objective of

providing a satisfactory return on

shareholders’ equity.
Basel III Capital Framework
Capital requirements of the Basel Committee

on Banking Supervision are commonly referred

to as Basel III. Under Basel III,

Total Capital consists of three
components, namely

Common Equity Tier 1 (CET1),

Additional Tier 1, and

Tier 2 Capital. Risk sensitive regulatory capital

ratios are calculated by dividing CET1,
Tier 1, and Total Capital by risk-weighted

assets (RWA), inclusive of any minimum

requirements outlined under the regulatory

floor. In 2015, Basel III also
implemented a non-risk sensitive leverage

ratio to act as a supplementary

measure to the risk-sensitive capital requirements.

The objective of the leverage ratio is
to constrain the build-up of excess leverage in the banking

sector. The leverage ratio is calculated

by dividing Tier 1 Capital by leverage

exposure which is
primarily comprised of on-balance sheet

assets with adjustments made to derivative

and securities financing transaction exposures,

and credit equivalent amounts
of off-balance sheet exposures.
Capital Position and Capital Ratios
The Basel framework allows qualifying banks

to determine capital levels consistent with

the way they measure, manage, and mitigate

risks. It specifies
methodologies for the measurement of credit,

trading market, and operational risks.

The Bank uses the Internal Ratings-Based approaches

to credit risk for all
material portfolios.
For accounting purposes, IFRS is followed

for consolidation of subsidiaries and joint ventures.

For regulatory capital purposes,

all subsidiaries of the Bank are
consolidated except for insurance subsidiaries

which are deconsolidated and follow prescribed

treatment per OSFI’s CAR guidelines. Insurance

subsidiaries are
subject to their own capital adequacy reporting,

such as OSFI’s Minimum Capital

Test for General Insurance and Life Insurance Capital

Adequacy Test for Life and
Health.
Some of the Bank’s subsidiaries are individually

regulated by either OSFI or other regulators.

Many of these entities have minimum

capital requirements which
may limit the Bank’s ability to extract capital

or funds for other uses.
The impact to CET1 capital upon adoption

of IFRS 17 is immaterial to the Bank.
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for CET1, Tier 1, Total Capital and risk-based Total Loss Absorbing Capacity (TLAC) ratios. The
DSB level was increased to 3.5
% as of November 1, 2023, which

sets these minimum target ratios at
11.5%, 13.0%, 15.0 % and 25.0%, respectively. The OSFI
target includes the greater of the D-SIB or

G-SIB surcharge, both of which are

currently
1
% for the Bank. On February 1, 2023, OSFI

announced revisions to the
Leverage Requirements Guideline to introduce

a requirement for D-SIBs to hold a leverage

ratio buffer of
0.50 % in addition to the existing minimum requirement.
This sets the minimum targets for leverage

and TLAC leverage ratios at
3.5 % and 7.25%, respectively.
The Bank complied with all published regulatory

minimum risk-based capital and leverage ratio

requirements set by OSFI during the

year ended October 31, 2024.
The following table summarizes the Bank’s regulatory

capital position as at October 31, 2024 and

October 31, 2023.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 82,714 $ 82,317
Tier 1 Capital

93,248

92,752
Total Capital

105,745

103,648
Risk-weighted assets used in the calculation

of capital ratios
630,900 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio

13.1% 14.4%
Tier 1 Capital ratio 14.8

16.2

Total Capital ratio 16.8

18.1

Leverage ratio 4.2 4.4
TLAC Ratio 28.7 32.7
TLAC Leverage Ratio 8.1 8.9